SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

15. SUBSEQUENT EVENTS

i) On October 2, 2024, the Company granted stock options to directors and officers of the Company to purchase 65,000 common shares at an exercise price of $2.44 per share for a period of 10 years.

ii) On November 1, 2024, the Company closed the first tranche of a non-brokered private placement of convertible debenture units of the Company announced in September 2024 for gross proceeds of $4,276,389, of which $2,250,000 was received as subscriptions as of September 30, 2024, and $1,424,788 was issued in exchange for the outstanding debentures in the principal amount of $1,365,000 and accrued interest of $59,788. Each debenture unit consists of one convertible debenture (a “Debenture”) in the principal amount of $1,000 and 523 common share purchase warrants. Each warrant is exercisable for a period of five years from the date of issuance for one common share of the Company (a “Share”) at an exercise price of $1.91 per share. As a result, the Company issued convertible debentures with an aggregate principal amount of $4,276,389 and 2,236,551 Warrants. The Debentures are secured by the Company’s assets, mature one-year from the date of issuance, and bear simple interest at a rate of 10% per annum, payable on the maturity date or upon repayment of all or any portion of the Debenture. The Debentures are convertible into common shares of the Company at a conversion price of $1.91 per share. Interest is payable in cash or shares based on the same conversion price.

iii) In October 2024, the Company retired its previously outstanding debentures of $1,365,000 along with accrued interest of $59,788 in exchange for the new debenture units. The debenture holders also agreed to cancel a total of 401,310 warrants issued in connection with the debentures. This exchange was assessed as a debt extinguishment and a loss of $105,349 was recognized in October 2024.

iv) The Company’s Long Term Incentive Plan was approved by Board on October 2, 2024, which Long Term Incentive Plan was amended and such amended plan was approved by the Board on October 23, 2024 (as amended, the “Long Term Incentive Plan”) and was approved by shareholders at the Company’s Annual General Meeting of Shareholders on November 4, 2024. The Board approved the adoption of the Long-Term Incentive Plan to replace the Company’s 2017 Stock Option Plan and all awards previously issued under the 2017 Stock Option Plan will be deemed issued under the Long-Term Incentive Plan. The maximum aggregate number of Shares issuable in respect of all Incentive Securities granted or issued under the Company’s Security Based Compensation Plans, at any point, shall not exceed (twenty percent (20%) of the total number of issued and outstanding Shares.

PERMEX PETROLEUM CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED SEPTEMBER 30, 2024 AND 2023